Information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233
Cost of sales	2,289,159	2,228,410	2,274,357
Gross profit	712,896	538,071	298,876
Impairment loss of long-lived assets	(91,706)	32,870	114,643
Other income and expenses, net	(79,483)	(33,511)	(110,584)
Adjusted EBITDA	771,879	714,080	406,041
Change in fair value of energy forward contracts	9,608	81	(15,663)
Share in the results of associates	21,143	21,223	23,536
(Loss) income before income tax	331,749	(71,851)	(296,084)
Other restoration obligations			6,960
Divestment and restructuring	(7,736)	(9,028)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net revenues	3,002,055	2,766,481	2,573,233
Cost of sales	(2,289,159)	(2,228,410)	(2,274,357)
Gross profit	712,896	538,071	298,876
Selling, general and administrative	(145,452)	(127,328)	(126,599)
Mineral exploration and project evaluation	(81,696)	(67,976)	(99,612)
Impairment loss of long-lived assets	91,706	(32,870)	(114,643)
Other income and expenses, net	(79,483)	(33,511)	(110,584)
Operating (loss) income	497,971	276,386	(152,562)
Depreciation and amortization	288,996	330,198	310,475
Miscellaneous adjustments	(15,088)	107,496	248,128
Adjusted EBITDA	771,879	714,080	406,041
Operating segments [member] | Mining Segment [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,569,883	1,349,666	1,090,276
Cost of sales	(938,273)	(1,011,742)	(1,026,178)
Gross profit	631,610	337,924	64,098
Selling, general and administrative	(73,365)	(66,307)	(61,690)
Mineral exploration and project evaluation	(75,804)	(60,939)	(90,238)
Impairment loss of long-lived assets	91,706	(32,870)	(109,347)
Other income and expenses, net	(87,752)	(41,714)	(67,876)
Operating (loss) income	486,395	136,094	(265,053)
Depreciation and amortization	189,670	243,111	229,153
Miscellaneous adjustments	(17,771)	84,866	196,529
Adjusted EBITDA	658,292	464,071	160,629
Operating segments [member] | Smelting Segment [Member]
IfrsStatementLineItems [Line Items]
Net revenues	2,057,071	1,997,341	1,946,661
Cost of sales	(1,975,060)	(1,799,773)	(1,726,271)
Gross profit	82,011	197,568	220,390
Selling, general and administrative	(72,158)	(57,197)	(61,097)
Mineral exploration and project evaluation	(6,561)	(7,887)	(9,374)
Impairment loss of long-lived assets			(5,296)
Other income and expenses, net	11,859	7,984	(26,412)
Operating (loss) income	15,151	140,468	118,211
Depreciation and amortization	95,497	86,458	80,471
Miscellaneous adjustments	2,683	22,630	51,599
Adjusted EBITDA	113,332	249,556	250,281
Operating segments [member] | Adjustment [Member]
IfrsStatementLineItems [Line Items]
Impairment loss of long-lived assets	91,706	(32,870)	(114,643)
Miscellaneous adjustments	15,088	(107,496)	(248,128)
Changes in fair value of offtake agreement	(44,243)	(102)	2,268
Loss on sale of property, plant and equipment	(1,649)	(16,183)	(3,734)
Asset retirement obligations remeasurement estimate	(7,710)
Change in fair value of energy forward contracts	9,608	81	(15,663)
Reversal of other restoration obligations	8,112
Divestment and restructuring gains	7,736
Dividends received in cash	(23,835)	(25,185)
Remeasurement adjustment of streaming agreement	(24,637)	(21,084)	(10,121)
Depreciation and amortization	(288,996)	(330,198)	(310,475)
Share in the results of associates	21,143	21,223	23,536
Net financial results	(187,365)	(369,460)	(167,058)
(Loss) income before income tax	331,749	(71,851)	(296,084)
Impairment of other assets		(307)
Aripuana ramp up impacts		(25,158)	(15,494)
Asset retirement obligations remeasurement estimate		5,310	3,125
Other restoration obligations		(1,026)	(6,960)
Divestment and restructuring		9,028
Tax voluntary disclosure			(86,906)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(669,298)	(604,034)	(468,250)
Cost of sales	669,298	604,034	468,250
Material reconciling items [member]
IfrsStatementLineItems [Line Items]
Net revenues	44,399	23,508	4,546
Cost of sales	(45,124)	(20,929)	9,842
Gross profit	(725)	2,579	14,388
Selling, general and administrative	71	(3,824)	(3,812)
Mineral exploration and project evaluation	670	850
Other income and expenses, net	(3,590)	219	(16,296)
Operating (loss) income	(3,574)	(176)	(5,720)
Depreciation and amortization	3,829	629	851
Adjusted EBITDA	$ 255	$ 453	$ (4,869)